Nature of Operations and Continuance of Business (Details Narrative) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficiency	$ 4,363	$ 247,263
Deficit accumulated during the development stage	$ 550,716	$ 392,598	$ 250,249